Summary of Significant Accounting Policies (Investments) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Investment available for sale	$ 17,400	$ 18,000
Available-for-sale securities, current portion	400	400
Peninsula Gaming
Schedule of Available-for-sale Securities [Line Items]
Investment available for sale	$ 17,800	18,400
Available-for-sale securities, current portion		400
Peninsula Gaming | 7.5% City Bonds
Schedule of Available-for-sale Securities [Line Items]
Debt security, interest rate	7.50%
(In thousands)
2013	$ 410
2014	440
2015	475
2016	510
2017	550
Thereafter	18,985
Total	21,370
Peninsula Gaming | Other Assets, Net
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, noncurrent portion	$ 17,400	$ 18,000